INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$
Carrying amount of equity investments without readily determinable fair value	3,350	3,254
Carrying amount of equity method investments	823	944
Carrying amount of long-term investments	4,173	4,198